Accounting for Derivative Instruments and Hedging Activities (Schedule of Contractual Contingent Liability Positions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2011 Forward Value of Contract		Dec. 31, 2011 Requested Credit for Adequate Assurance		Dec. 31, 2011 Credit Rating		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2012 Electric Portfolio Forward Value of Contract		Jun. 30, 2012 Electric Portfolio Requested Credit for Adequate Assurance		Jun. 30, 2012 Electric Portfolio Credit Rating
Derivative [Line Items]
Fair Value Liability	$ (164,349)	[1]	$ (16,342)	[1],[2]	$ (95,959)	[1]	$ (52,048)	[1],[3]	$ (124,862)	[4]	$ (12,093)	[4],[5]	$ (74,936)	[4]	$ (37,833)	[4],[6]
Posted Collateral	0		0	[2]	0		0	[3]	0		0	[5]	0		0	[6]
Contingent Collateral	$ 52,048		$ 0	[2]	$ 0		$ 52,048	[3]	$ 37,833		$ 0	[5]	$ 0		$ 37,833	[6]

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011. Excludes NPNS, accounts payable and accounts receivable liability.
[2]	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.
[3]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.
[4]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at June 30, 2012. Excludes NPNS, accounts payable and accounts receivable.
[5]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.
[6]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.